INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
18	INTANGIBLE ASSETS

Total
US$’000
Cost:
Balance at 1 January 2018	8,402
Disposal	(550)
Effect of foreign currency exchange differences	(1,082)
Balance at 31 December 2018	6,770
Additions	161
Effect of foreign currency exchange differences	126
Balance at 31 December 2019	7,057

Accumulated amortisation:
Balance at 1 January 2018	4,705
Amortisation	17
Disposal	(550)
Effect of foreign currency exchange differences	(1,079)
Balance at 31 December 2018	3,093
Amortisation	29
Effect of foreign currency exchange differences	122
Balance at 31 December 2019	3,244

Impairment:
Balance at 1 January 2018, 31 December 2018 and 2019	3,636

Carrying Amount:
At 31 December 2019	177
At 31 December 2018	41

Intangible assets include club memberships, customer relationships and software and licences. Club memberships are lifetime memberships and are not amortised. Customer relationships arose from the acquisition of business and are amortised over 7 years. Software and licenses arose from the installation of major information systems (including packaged software) and are amortised over 3 years, the period over which the benefit is expected to accrue.

In 2017, an impairment of $3,636,000 was recognised in respect of the customer relationships based on the value in use calculations. The impairment in 2017 arose from the unfavourable change in market conditions and following which, the management performed a reassessment and the recoverable amount of the customer relationship was less than the carrying amount, resulting in the impairment. The key assumptions for the value in use calculations are those regarding the discount rates, growth rates and expected changes to selling prices and direct costs during the period.  Management estimated pre-tax discount rates to be 15% which they believed reflect the current market assessments of the time value of money and the risks specific to the cash generating units (CGUs).  The growth rates were based on industry growth forecasts and are estimated to be 5.5%.  Changes in selling prices and direct costs were based on past practices and expectations of future changes in the market. No impairment allowance was recognised in 2018 and 2019.